DERIVATIVE FINANCIAL LIABILITY - Disclosure of Derivative Financial Liability Fair Value Assumptions (Details) - Year	May 31, 2026	May 31, 2025
Derivative Financial Liability [Member]
Disclosure of detailed information about hedges [line items]
Expected life	3	5
Dividend rate	0.00%	0.00%
Derivative Financial Liability [Member] | Minimum [Member]
Disclosure of detailed information about hedges [line items]
Risk-free interest rate	2.49%	2.89%
Expected volatility	58.05%	63.05%
Derivative Financial Liability [Member] | Maximum [Member]
Disclosure of detailed information about hedges [line items]
Risk-free interest rate	2.93%	3.14%
Expected volatility	63.99%	64.06%
At Fair Value [Member]
Disclosure of detailed information about hedges [line items]
Risk-free interest rate		2.84%
Expected life		4.44
Expected volatility		64.63%
Dividend rate	0.00%	0.00%
At Fair Value [Member] | Minimum [Member]
Disclosure of detailed information about hedges [line items]
Risk-free interest rate	2.91%
Expected life	2.03
Expected volatility	65.68%
At Fair Value [Member] | Maximum [Member]
Disclosure of detailed information about hedges [line items]
Risk-free interest rate	3.08%
Expected life	3.44
Expected volatility	67.91%